Earnings per Common Share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ 359,188	$ (41,455)	$ 190,380
Weighted average number of common shares used to compute basic net income per common share (in shares)	228,427	226,777	226,640
Dilutive effect of stock options and restrictive stock units (in shares)	3,350	0	4,613
Dilutive effect of outstanding warrant (in shares)	2,437	0	2,203
Weighted average number of common shares used to compute diluted net income per common share (in shares)	234,214	226,777	233,456
Basic earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 1.57	$ (0.18)	$ 0.84
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 1.53	$ (0.18)	$ 0.82
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	11	107	272
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	26,438	32,938	35,939